Commitments and contingencies (Details) - Dec. 31, 2020 ¥ in Thousands, $ in Thousands	USD ($)	CNY (¥)
Commitments and contingencies.
2021	$ 2,789	¥ 18,196
2022	1,084	7,076
2023	861	5,618
2024	817	5,329
2025 and thereafter	270	1,766
Total	$ 5,821	¥ 37,985